Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2017
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund III
CIK	dei_EntityCentralIndexKey	0001424212
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 16, 2017
Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2017
Prospectus Date	rr_ProspectusDate	Mar. 16, 2017